Income Taxes - Schedule of Provision for Income Taxes (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current, Federal
Current, State
Total current
Deferred, Federal					(116,783)
Deferred, State					(50,004)
Total deferred tax benefit					(166,787)
Valuation allowance					166,787
Net deferred tax benefit
Total tax provision (benefit)	$ (277,783)		$ (559,317)